CLIMATE CHANGE AND ENERGY TRANSITION - Exploration, Evaluation and Production Assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	$ 194,932	$ 209,700
Property, plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	6,000
Integrated Gas And Upstream Segments
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	118,000	132,000	$ 150,000	$ 149,000	$ 154,000	$ 169,000
Integrated Gas And Upstream Segments | Property, plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	112,000	125,000	141,000
Integrated Gas And Upstream Segments | Property, plant and equipment subject to operating leases
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	6,000	7,000	9,000
Exploration and evaluation
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	7,099	9,226	15,000	18,000	19,000	19,000
Refineries
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	6,000	$ 7,000	$ 13,000	$ 14,000	$ 14,000	$ 10,000
Refineries | Non-current assets held for sale
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	1,000
Refineries | Held For Sale And Non-Held For Sale Assets
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	$ 7,000